Note 5 - Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Television Advertising Business- Operation Results [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Gross revenues	–	–	–
Sales tax	–	–	–
Cost of revenue	–	–	–
Gross loss	–	–	–
Operating income	315,256	–	–
Provision for impairment	–	–	–
Net income from discontinued operations before tax	315,256	–	–
Tax benefit	—	–	–
Net income from discontinued operations	315,256	–	–

Television Advertising Business - Assets and Liabilities [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Assets	—	—
Total assets of discontinued operations	—	—
Liabilities:
Account payable, accrued liabilities and other payables	160,643	160,643
Taxes payable	92,784	92,784
Total liabilities of discontinued operations	253,427	253,427